Inventory (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Inventory
Parts and battery	$ 1,799,704		$ 1,799,704		$ 906,505
Accessories	115,993		115,993
Work in progress	53,494		53,494		128,424
Vehicles	11,034,732		11,034,732		4,232,736
Inventory provision	(4,499,574)		(4,499,574)		(1,687,215)
Total current inventories	8,504,349		8,504,349		$ 3,580,450
Inventory write-down	$ 1,361,160	$ 0	$ 2,812,496	$ 0